UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22985

SMEAD FUNDS TRUST

(Exact name of registrant as specified in charter)

2777 East Camelback Road, Suite 375

Phoenix, AZ 85016

(Address of principal executive offices) (Zip code)

Cole W. Smead

Smead Capital Management, Inc.

2777 East Camelback Road, Suite 375

Phoenix, AZ 85016

Copy to:

Pamela M. Krill, Esq

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 701-2883

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Item 1. Report to Shareholders.

Semi-Annual Report

May 31, 2020

Investment Adviser

Smead Capital Management, Inc.

2777 East Camelback Road

Suite 375

Phoenix, AZ 85016

Phone: 877-807-4122

www.smeadfunds.com

Beginning in March 2021 for the Fund, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the reports from the Fund like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website available on the Fund’s website (https://smeadcap.com/smead-value-fund), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary (such as a broker-dealer or bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in March 2021.

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 877-807-4122 to let the Fund know of your request. Your election to receive shareholder reports in paper will apply to all funds held with the Fund or through your financial intermediary.

Dear Shareholders:

The first half of the fiscal year for the Smead Value Fund (the “Fund”) was all about what the COVID-19 virus did to the financial markets, our portfolio and to the recent historical trend of growth stock investors substantially outperforming value-oriented investors. The Investor Share Class of the Fund (SMVLX) lost 16.51%, while the S&P 500 Index lost 2.10% and the Russell 1000 Value Index lost 13.38% for the six months ending May 31, 2020. We seek long-term outperformance versus both of these indexes, but are well aware that it is an ongoing battle.

We are very proud that our Fund ended the decade of the 2010s in the first percentile of the Morningstar category (Large Value) as of December 31, of 2019 (out of 690 large value funds). As painful as the markets have been in 2020 so far, we believe that the steep decline in our portfolio and the Russell 1000 Value Index has laid the groundwork for another great decade to come. Remember, we buy meritorious companies when they fall deeply out of favor.

Through May 31, 2020, our portfolio acted in sync with the S&P 500 Index with the supposed COVID-19 misery beneficiaries performing better than economically sensitive stocks. Our best performers were eBay (EBAY), Home Depot (HD) and Credit Acceptance Corporation (CACC). People stuck at home shopped online or visited essential stores and Home Depot was considered essential. When you were stuck at home and had the ability, you probably fixed and painted a few rooms in your home. Credit Acceptance, a new pick during the quarter, loans money to car buyers with a checkered credit rating. Millions of Americans had their credit rating damaged by COVID-19 quarantines.

On the downside, Saudi Arabia and Russia commenced an oil price war and bludgeoned our position in Occidental Petroleum (OXY). We sold and took our loss thinking the tax loss was more valuable than the quick rebound possibilities. Macerich (MAC), a real estate investment trust, got pummeled by their customers all being forced to close their stores. We remain invested, because channel checks from states that are opening indicate that their facilities are getting a good response. Lastly, investors lost all confidence in advertisers using Discovery Inc. (DISCA) platforms and shows, even though viewership exploded to the upside.

Source: Cypress Capital, “Market Outlook” dated May 29, 2020.

Source: Cypress Capital, “Market Outlook” dated May 29, 2020.

The good news for us as long-term investors is that these horrific circumstances and the crowd of institutional investors buying COVID-19 misery beneficiaries like Facebook, Amazon, Alphabet and Netflix appear to have created a possible pivot point for future results. When will these stocks be more popular than when you were imprisoned in your own home for months and had nothing to do besides interact with them? Simultaneously, when would there be less confidence in businesses which depend on people going out and living their lives?

We have de-emphasized the growthier names in our portfolio and added new names which are normally very reliable industry leaders that investors lost faith in during the COVID-19 misery. Names like Chevron (CVX), Simon Property Group (SPG) and D.R. Horton (DHI) were purchased during the extreme tribulation of the quarantine restrictions.

Source: Cypress Capital, “The Benjamin Button Bull Market”

The chart above shows how much relative performance has been distorted from a historical standpoint. This could bode well for a value-based portfolio of companies selected through our eight criteria that we use to select the Fund’s investments. Thank you for investing with us and sharing our future optimism for the economy and our portfolio.

Warmest regards,

William Smead Lead Portfolio Manager	Tony Scherrer, CFA Co-Portfolio Manager	Cole Smead, CFA Co-Portfolio Manager

The information contained herein includes forward-looking statements, such as predictions, opinions, analyses or outlooks of Smead Capital Management and its portfolio managers. These statements are subject to change at any time and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The statutory and summary prospectuses contain this and other information about the Fund and is available at www.smeadcap.com or by calling 877-807-4122. Read carefully before investing.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible.

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings as of the date of this report.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Russell Investment Group. One cannot invest directly in an index.

The Smead Value Fund is distributed by UMB Distribution Services, LLC. UMB Distribution Services, and Smead Capital Management are not affiliated.

SMEAD VALUE FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The second and fourth columns of the following table provides information about actual account values and actual expenses of each Class of the Fund. If you purchase Class A shares of the Fund you will pay a maximum initial sales charge of 5.75% when you invest. Class A shares are also subject to a contingent deferred sales charge of 1.00% for purchases of $1,000,000 or more that are redeemed within eighteen months of purchase for Class A shares and redeemed within twelve months of purchase for Class C shares. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by UMB Fund Services, Inc., the Fund’s transfer agent. To the extent the Fund invests in shares of exchange traded funds (“ETFs”) or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the second and fourth columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the column entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fifth column of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the third and fifth columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMEAD VALUE FUND

Expense Example (Continued)

(Unaudited)

Class	Beginning Account Value 12/1/19	Actual Ending Account Value 5/31/20	Hypothetical Ending Account Value	Actual Expense Paid During Period(1)	Hypothetical Expenses Paid During Period(1)	Net Expense Ratio During Period(2)
Investor Class	$1,000.00	$838.50	$1,018.70	$5.79	$6.36	1.26%
Class A	1,000.00	835.00	1,018.70	5.78	6.36	1.26
Class C(3)	1,000.00	837.50	1,004.02	2.03	9.07	1.80
Class I1	1,000.00	836.10	1,020.05	4.54	5.00	0.99
Class R1	1,000.00	833.60	1,017.05	7.29	8.02	1.59
Class R2	1,000.00	834.20	1,017.80	6.60	7.26	1.44
Class Y	1,000.00	836.80	1,020.80	3.86	4.24	0.84

(1)

Investor Class, Class A, Class I1, Class R1, Class R2 and Class Y expenses are calculated using each Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period). Class expenses are calculated using Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 46/366 (to reflect the actual dates in the period during which the Class C shares were offered)

(2)	Annualized.
(3)	Class C shares commenced operations on April 16, 2020.

SMEAD VALUE FUND

Investment Highlights

(Unaudited)

The Fund seeks long-term capital appreciation through concentrated positions. Therefore, the Fund maintains approximately 25-30 companies in its portfolio. The Fund invests in U.S. large capitalization companies through ownership of common stock.

Sector Breakdown

(% of Investments as of May 31, 2020)

Continued

SMEAD VALUE FUND

Investment Highlights (Continued)

(Unaudited)

Average Annual Total Returns for the period ended May 31, 2020

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Smead Value Fund – Investor Class	1/2/2008	(3.51)%	4.69%	12.07%	6.97%

Smead Value Fund – Class A	1/27/2014	(3.49)%	4.74%	N/A	6.76%

Smead Value Fund – Class C	4/16/2020	N/A	N/A	N/A	12.51%

Smead Value Fund – Class I1	12/18/2009	(3.24)%	4.98%	12.36%	11.69%

Smead Value Fund – Class R1	11/25/2014	(3.82)%	4.41%	N/A	4.85%

Smead Value Fund – Class R2	11/25/2014	(3.71)%	5.16%	N/A	5.55%

Smead Value Fund – Class Y	11/25/2014	(3.12)%	5.13%	N/A	5.59%

S&P 500® Index (Total Return)		12.84%	9.86%	13.15%	8.33%

Russell 1000® Value Index (Total Return)		(1.64)%	4.36%	9.85%	5.50%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Standard & Poor’s®, S&P®, S&P 500® and Standard & Poor’s 500® are trade names or trademarks of Standard & Poor’s Financial Services, LLC.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

One cannot invest directly in an index.

Continued

SMEAD VALUE FUND

Investment Highlights (Continued)

(Unaudited)

Continued

SMEAD VALUE FUND

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS 95.74%

Banks 11.38%
Bank of America Corp.	1,641,948	$39,603,786
JPMorgan Chase & Co.	449,514	43,742,207
Wells Fargo & Co.	1,110,574	29,396,894

		112,742,887

Consumer Durables & Apparel 15.82%
Carter’s, Inc.	116,467	10,005,680
DR Horton, Inc.	506,186	27,992,086
Lennar Corp. – Class A	898,106	54,299,489
NVR, Inc. (a)	20,035	64,544,956

		156,842,211

Consumer Services 0.72%
Starbucks Corp.	92,071	7,180,617

Diversified Financials 10.25%
American Express Co.	584,916	55,607,964
Berkshire Hathaway, Inc. – Class B (a)	151,332	28,084,192
Credit Acceptance Corp. (a)	48,268	17,850,472

		101,542,628

Materials 3.21%
Chevron Corp.	346,889	31,809,721

Media & Entertainment 12.11%
Comcast Corp. – Class A	835,301	33,077,920
Discovery, Inc. – Class A (a)	2,614,132	56,857,371
Walt Disney Co.	256,207	30,053,081

		119,988,372

Pharmaceuticals, Biotechnology & Life Sciences 13.51%
Amgen, Inc.	274,370	63,022,789
Merck & Co., Inc.	493,367	39,824,584
Pfizer, Inc.	813,039	31,049,960

		133,897,333

Real Estate 3.45%
Macerich Co. (The) – REIT	2,330,445	15,870,330
Simon Property Group, Inc. – REIT	316,958	18,288,477

		34,158,807

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Retailing 18.64%
Booking Holdings, Inc. (a)	9,304	$15,253,164
eBay, Inc.	974,674	44,386,654
Home Depot, Inc.	194,638	48,363,650
Target Corp.	539,548	66,002,907
Ulta Beauty, Inc. (a)	44,056	10,750,104

		184,756,479

Semiconductors & Semiconductor Equipment 3.38%
Qualcomm, Inc.	414,383	33,515,297

Software & Services 3.27%
Accenture PLC – Class A (b)	132,729	26,760,821
PayPal Holdings, Inc. (a)	36,753	5,697,083

		32,457,904

TOTAL COMMON STOCKS (Cost $788,520,283)		948,892,256

SHORT-TERM INVESTMENTS 3.97%

Money Market Fund 3.97%
State Street Institutional U.S. Government Money Market – Premier Class 0.01% (c)	39,362,895	39,362,895

TOTAL SHORT-TERM INVESTMENTS (Cost $39,362,895)		39,362,895

TOTAL INVESTMENTS (Cost $827,883,178) 99.71%		988,255,151
Other Assets in Excess of Liabilities 0.29%		2,898,167

TOTAL NET ASSETS 100.00%		$991,153,318

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 1-month performance for the month ended May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

May 31, 2020 (Unaudited)

Assets
Investments, at value (cost $827,883,178)	$988,255,151
Receivable for Fund shares sold	980,509
Dividends and interest receivable	3,495,926
Due from Adviser	76,578

Total Assets	992,808,164

Liabilities
Payable for Fund shares redeemed	449,278
Payable to Adviser	599,703
Payable to Administrator	1,621
Payable for distribution fees	33,932
Payable for shareholder servicing fees	413,766
Accrued expenses and other liabilities	156,546

Total Liabilities	1,654,846

Net Assets	$991,153,318

Net Assets Consist Of:
Paid-in capital	$823,905,715
Total distributable earnings (loss)	$167,247,603

Net Assets	$991,153,318

Investor Class Shares
Net assets	76,770,723
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,852,539
Net asset value, offering price and redemption price per share	$41.44

Class A Shares
Net assets	89,044,365
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,164,135
Net asset value, offering price and redemption price per share(1)	$41.15

Maximum offering price per share ($41.15/0.9425)(2)	$43.66

Class C Shares(3)
Net assets	27,061
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)(1)	664
Net asset value, offering price and redemption price per share	$40.75

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities (Continued)

May 31, 2020 (Unaudited)

Class I1 Shares
Net assets	788,776,400
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	19,021,225
Net asset value, offering price and redemption price per share	$41.47

Class R1 Shares
Net assets	251,253
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	6,164
Net asset value, offering price and redemption price per share	$40.76

Class R2 Shares
Net assets	59,750
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,419
Net asset value, offering price and redemption price per share	$42.11

Class Y Shares
Net assets	36,223,766
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	872,490
Net asset value, offering price and redemption price per share	$41.52

(1)

A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within eighteen months of purchase for Class A shares and twelve months of purchase for Class C shares. Redemption price per share is equal to net asset value less any redemption or CDSC fees.

(2)	Reflects a maximum sales charge of 5.75%.
(3)	Class C shares commenced operations on April 16, 2020.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

May 31, 2020 (Unaudited)

Investment Income
Dividend income	$15,790,650
Interest income	145,530

Total Investment Income	15,936,180

Expenses
Management fees	4,310,790
Distribution fees – Investor Class	120,348
Distribution fees – Class A	129,325
Distribution fees – Class C(1)	15
Distribution fees – Class R1	925
Distribution fees – Class R2	161
Shareholder servicing fees – Investor Class	81,836
Shareholder servicing fees – Class A	87,941
Shareholder servicing fees – Class C(1)	5
Shareholder servicing fees – Class I1	688,071
Shareholder servicing fees – Class R1	462
Shareholder servicing fees – Class R2	32
Administration fees	125,983
Transfer agent fees and expenses	86,720
Fund accounting fees	98,259
Federal and state registration fees	99,977
Custody fees	35,508
Reports to shareholders	27,168
Legal fees	75,598
Audit and tax fees	10,015
Trustees’ fees	64,984
Other expenses	33,544

Total Expenses	6,077,667
Expense Waiver by Adviser (Note 3)	(142,121)

Net Expenses	5,935,546

Net Investment Income	10,000,634

Realized and Unrealized Loss on Investments
Net realized loss from investments	(784,019)
Change in net unrealized depreciation on investments	(250,010,109)

Net Realized and Unrealized Loss on Investments	(250,794,128)

Net Decrease in Net Assets from Operations	$(240,793,494)

(1)	Class C shares commenced operations on April 16, 2020.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
From Operations
Net investment income	$10,000,634	$11,184,454
Net realized gain (loss) from investments	(784,019)	40,806,135
Change in net unrealized appreciation (depreciation) on investments	(250,010,109)	89,889,579

Net increase (decrease) in net assets from operations	(240,793,494)	141,880,168

From Distributions
Investor Class	(4,413,101)	(8,575,782)
Class A	(4,510,288)	(7,780,661)
Class I1	(42,672,519)	(60,404,012)
Class I3(1)	—	(200)
Class R1	(14,007)	(50,814)
Class R2	(2,794)	(600)
Class S(1)	—	(199)
Class Y	(645,464)	(892,627)

Net decrease in net assets resulting from distributions paid	(52,258,173)	(77,704,895)

From Capital Share Transactions
Proceeds from shares sold	264,177,751	308,757,473
Issued in reinvestment of dividends and distributions	30,228,221	42,244,900
Payments for shares redeemed	(329,703,833)	(333,178,883)

Net increase (decrease) in net assets from capital share transactions	(35,297,861)	17,823,490

Total Increase (Decrease) in Net Assets	(328,349,528)	81,998,763

Net Assets
Beginning of year	1,319,502,846	1,237,504,083

End of year	$991,153,318	$1,319,502,846

(1)	Class I3 shares and Class S shares liquidated at the close of business on March 22, 2019.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SMEAD VALUE FUND

Financial Highlights

May 31, 2020

		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions paid
Investor Class
Six Months Ended May 31, 2020 (unaudited)	$51.55	$0.33	$(8.52)	$(8.19)	$(0.35)	$(1.57)	$(1.92)
November 30, 2019	49.13	0.33	5.19	5.52	—	(3.10)	(3.10)
November 30, 2018	47.29	0.19	3.75	3.94	(0.10)	(2.00)	(2.10)
November 30, 2017	39.79	0.15	8.57	8.72	(0.19)	(1.03)	(1.22)
November 30, 2016	41.57	0.23	(0.81)	(0.58)	(0.20)	(1.00)	(1.20)
November 30, 2015	40.98	0.27	2.11	2.38	(0.16)	(1.63)	(1.79)

Class A
Six Months Ended May 31, 2020 (unaudited)	51.20	0.33	(8.45)	(8.12)	(0.36)	(1.57)	(1.93)
November 30, 2019	48.82	0.33	5.15	5.48	—	(3.10)	(3.10)
November 30, 2018	47.03	0.22	3.72	3.94	(0.15)	(2.00)	(2.15)
November 30, 2017	39.62	0.20	8.50	8.70	(0.26)	(1.03)	(1.29)
November 30, 2016	41.47	0.24	(0.79)	(0.55)	(0.30)	(1.00)	(1.30)
November 30, 2015	40.95	0.30	2.07	2.37	(0.22)	(1.63)	(1.85)

Class C
Six Months Ended May 31, 2020 (unaudited)(7)	36.22	0.06	4.47	4.53	—	—	—

Class I1
Six Months Ended May 31, 2020 (unaudited)	51.65	0.39	(8.51)	(8.12)	(0.49)	(1.57)	(2.06)
November 30, 2019	49.10	0.47	5.19	5.66	(0.01)	(3.10)	(3.11)
November 30, 2018	47.33	0.33	3.72	4.05	(0.28)	(2.00)	(2.28)
November 30, 2017	39.87	0.28	8.56	8.84	(0.35)	(1.03)	(1.38)
November 30, 2016	41.66	0.33	(0.79)	(0.46)	(0.33)	(1.00)	(1.33)
November 30, 2015	41.07	0.39	2.09	2.48	(0.26)	(1.63)	(1.89)

Class R1
Six Months Ended May 31, 2020 (unaudited)	50.46	0.24	(8.37)	(8.13)	—	(1.57)	(1.57)
November 30, 2019	48.30	0.19	5.07	5.26	—	(3.10)	(3.10)
November 30, 2018	46.57	0.06	3.69	3.75	(0.02)	(2.00)	(2.02)
November 30, 2017	39.33	0.06	8.45	8.51	(0.24)	(1.03)	(1.27)
November 30, 2016	41.31	0.12	(0.81)	(0.69)	(0.29)	(1.00)	(1.29)
November 30, 2015	40.95	0.35	1.89	2.24	(0.25)	(1.63)	(1.88)

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets			Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)(3)	Net assets at end of period (000’s)	Before waivers and recoupment of expenses(4)	After waivers and recoupment of expenses(4)		Before waivers and recoupment of expenses(4)	After waivers and recoupments of expenses(4)		Portfolio turnover rate(3)

$41.44	(16.51)%	$76,771	1.28%	1.26%		1.48%	1.50%		22.34%
51.55	12.38%	117,805	1.24%	1.24%		0.71%	0.71%		20.75%
49.13	8.65%	136,278	1.24%	1.26%		0.43%	0.41%		10.98%
47.29	22.51%	155,602	1.25%	1.23	%(5)	0.34%	0.36	%(6)	20.04%
39.79	(1.34)%	216,244	1.26%	1.26%		0.60%	0.60%		23.67%
41.57	6.25%	385,928	1.34%	1.26%		0.61%	0.67%		20.26%

41.15	(16.50)%	89,044	1.28%	1.26%		1.49%	1.51%		22.34%
51.20	12.35%	119,181	1.24%	1.24%		0.72%	0.72%		20.75%
48.82	8.80%	122,653	1.19%	1.19%		0.47%	0.47%		10.98%
47.03	22.51%	163,989	1.18%	1.16	%(5)	0.45%	0.46	%(6)	20.04%
39.62	(1.28)%	152,921	1.22%	1.22%		0.64%	0.64%		23.67%
41.47	6.23%	148,500	1.30%	1.26%		0.74%	0.76%		20.26%

40.75	(16.25)%	27	1.90%	1.80%		1.19%	1.29%		22.34%

41.47	(16.39)%	788,776	1.01%	0.99%		1.76%	1.78%		22.34%
51.65	12.67%	1,066,128	0.97%	0.97%		1.00%	1.00%		20.75%
49.10	8.93%	963,978	0.97%	0.98%		0.72%	0.70%		10.98%
47.33	22.86%	897,547	0.98%	0.96	%(5)	0.65%	0.67	%(6)	20.04%
39.87	(1.05)%	736,903	1.00%	0.99%		0.86%	0.87%		23.67%
41.66	6.51%	781,146	1.07%	0.99%		0.90%	0.96%		20.26%

40.76	(16.64)%	251	1.60%	1.59%		1.09%	1.10%		22.34%
50.46	12.01%	872	1.55%	1.55%		0.43%	0.43%		20.75%
48.30	8.47%	792	1.50%	1.50%		0.12%	0.12%		10.98%
46.57	22.14%	1,779	1.49%	1.48	%(5)	0.13%	0.15	%(6)	20.04%
39.33	(1.62)%	1,447	1.54%	1.54%		0.33%	0.33%		23.67%
41.31	5.91%	553	1.64%	1.59%		0.85%	0.88%		20.26%

SMEAD VALUE FUND

Financial Highlights

May 31, 2020

		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions paid
Class R2
Six Months Ended May 31, 2020 (unaudited)	$52.43	$0.30	$(8.66)	$(8.36)	$(0.39)	$(1.57)	$(1.96)
November 30, 2019	50.01	0.32	5.20	5.52	—	(3.10)	(3.10)
November 30, 2018	46.73	(0.16)	5.49	5.33	(0.05)	(2.00)	(2.05)
November 30, 2017	39.40	0.08	8.47	8.55	(0.19)	(1.03)	(1.22)
November 30, 2016	41.36	0.16	(0.80)	(0.64)	(0.32)	(1.00)	(1.32)
November 30, 2015	40.95	0.17	2.13	2.30	(0.26)	(1.63)	(1.89)

Class Y
Six Months Ended May 31, 2020 (unaudited)	51.73	0.44	(8.52)	(8.08)	(0.56)	(1.57)	(2.13)
November 30, 2019	49.19	0.53	5.19	5.72	(0.08)	(3.10)	(3.18)
November 30, 2018	47.40	0.40	3.73	4.13	(0.34)	(2.00)	(2.34)
November 30, 2017	39.92	0.35	8.57	8.92	(0.41)	(1.03)	(1.44)
November 30, 2016	41.70	0.37	(0.78)	(0.41)	(0.37)	(1.00)	(1.37)
November 30, 2015	41.06	0.42	2.13	2.55	(0.28)	(1.63)	(1.91)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods of less than one year.
(4)	Annualized for periods of less than one year.
(5)

Includes a non-recurring reimbursement from service provider. Excluding this non-recurring reimbursement, the Ratio of expenses to average net assets after waivers and recoupment of expenses would have been 1.25%, 1.18%, 0.98%, 1.49%, 1.43% and 0.83%, respectively.

(6)

Includes a non-recurring reimbursement from service provider. Excluding this non-recurring reimbursement, the Ratio of net investment income to average net assets after waivers and recoupment of expenses would have been 0.34%, 0.45%, 0.65%, 0.13%, 0.18% and 0.80%,respectively.

(7)	Class C shares commenced operations on April 16, 2020.

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets			Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)(3)	Net assets at end of period (000’s)	Before waivers and recoupment of expenses(4)	After waivers and recoupment of expenses(4)		Before waivers and recoupment of expenses(4)	After waivers and recoupments of expenses(4)		Portfolio turnover rate(3)

$ 42.11	(16.58)%	$ 60	1.47%	1.44%		1.30%	1.32%		22.34%
52.43	12.12%	74	1.44%	1.44%		0.66%	0.66%		20.75%
50.01	11.88%	10	1.44%	1.49%		(0.28)%	(0.33)%		10.98%
46.73	22.28%	1,263	1.43%	1.41	%(5)	0.18%	0.20	%(6)	20.04%
39.40	(1.51)%	1,841	1.49%	1.44%		0.37%	0.42%		23.67%
41.36	6.07%	1,579	1.55%	1.44%		0.35%	0.44%		20.26%

41.52	(16.32)%	36,224	0.88%	0.84%		2.02%	2.06%		22.34%
51.73	12.81%	15,443	0.86%	0.84%		1.12%	1.14%		20.75%
49.19	9.11%	13,787	0.86%	0.84%		0.84%	0.86%		10.98%
47.40	23.04%	12,934	0.83%	0.81	%(5)	0.80%	0.82	%(6)	20.04%
39.92	(0.93)%	10,978	0.88%	0.84%		0.93%	0.97%		23.67%
41.70	6.69%	1,192	0.95%	0.84%		0.94%	1.04%		20.26%

SMEAD VALUE FUND

Notes to Financial Statements

May 31, 2020 (Unaudited)

(1)	Organization

The Smead Value Fund (the “Fund”) is a non-diversified series of Smead Funds Trust, a Delaware statutory trust (the “Trust”) organized on July 17, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The Fund’s investment objective is long-term capital appreciation. The Trust may issue an unlimited number of interests (or shares) of beneficial interest, each with a par value of $0.001. The Fund currently offers seven classes of shares: Investor Class, Class A, Class C, Class I1, Class R1, Class R2 and Class Y shares. Class I2, Class R3 and Class R4 shares are not yet in operation and thus not currently offered by the Fund. Each class of shares of the Fund has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution and shareholder servicing expenses. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2020 (Unaudited)

U.S. Treasury Bills having a maturity of less than 60 days, are valued at amortized cost which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund’s Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted	quoted prices in active markets for identical securities.
Level 2—other	significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$948,892,256	$—	$—	$948,892,256

Total Equity	948,892,256	—	—	948,892,256
Short-Term Investment	—	39,362,895	—	39,362,895

Total Investments in Securities	$948,892,256	$39,362,895	$—	$988,255,151

(1)	See the Schedule of Investments for industry classification.

No Level 3 securities were held in the Fund at May 31, 2020. For the six month period ended May 31, 2020, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2020 (Unaudited)

(b)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(c)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class – distribution and shareholder servicing fees), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor Class and Class A shares, 0.75% of average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R1 and Class R2 shares. A separate shareholder servicing fees is authorized up to 0.25% of the average daily net assets attributable to Class A shares, Class C shares, Investor Class shares, Class I1 shares, Class I2 shares, Class A1 shares and Class R2 shares, respectively. However, as of May 31, 2020, those fees were expensed at the following rates: 0.17% for the Investor Class shares, 0.17% for Class A shares, 0.25% for Class C shares, 0.15% for Class I1 shares, 0.25% for Class R1 shares, and 0.10% for Class R2 shares.

(e)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended November 30, 2019, the Fund did not incur any interest or penalties.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2020 (Unaudited)

As of November 30, 2019, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$908,038,762

Gross tax unrealized appreciation	437,637,395
Gross tax unrealized depreciation	(28,040,816)

Net tax unrealized appreciation	$409,596,579

Undistributed ordinary income	$10,445,849
Undistributed long-term capital gain	40,256,842

Total distributable earnings	$50,702,691

Other accumulated losses	—

Total accumulated gains	$460,299,270

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

(f)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short- term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the year ended November, 2019, no permanent adjustments were recorded.

Total Distributable Earnings (Loss)	Paid-in Capital
$—	$—

The tax character of distributions paid during the years ended November 30, 2019 and November 30, 2018 was as follows:

	November 30, 2019	November 30, 2018
Ordinary income	$225,316	$6,231,400
Long-term capital gain	$77,479,579	$52,162,084

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2020 (Unaudited)

On December 19, 2019, the Fund declared and paid distributions from ordinary income and long-term capital gains to shareholders of record on December 18, 2019.

	Distributions Paid from		Total Distributions Paid
Class	Ordinary Income	Realized Gain/Loss
Investor Class	$811,397	$3,601,703	$4,413,100
Class A	844,574	3,665,783	4,510,357
Class I1	10,176,548	32,495,971	42,672,519
Class R1	—	14,007	14,007
Class R2	558	2,236	2,794
Class Y	168,305	477,159	645,464

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on specific indentification using the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 31, 2021 to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.26%, 1.26%, 1.84%, 0.99%, 1.59%, 1.44% and 0.84% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class R1, Class R2 and Class Y shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. For the six months ended May 31, 2020, the Adviser waived expenses of $142,121. The following table shows the waived or reimbursed expenses subject to potential recovery expiring on November 30:

Year incurred	Expiration Year	Smead Value Fund
2017	2020	$524
2018	2021	2,235
2019	2022	2,541

(4)	Distribution Plan and Shareholder Servicing Plan

The Fund has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), which authorizes it to pay ALPS Distributors, Inc., the Fund’s principal distributor until

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2020 (Unaudited)

June 1, 2020, at which time, UMB Distribution Services, LLC became the Fund’s principal distributor (the “Distributor”), a fee at an annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares, 0.75% of the Fund’s average daily net assets of Class C shares, and 0.50% of the Fund’s average daily net assets of Class R1 and Class R2 shares for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended May 31, 2020, the Fund accrued expenses of $250,774 pursuant to the 12b-1 Plan. As of May 31, 2020, the Fund owed the Distributor fees of $33,932.

The Fund has also adopted a shareholder servicing plan (the “Shareholder Servicing Plan”). The Shareholder Servicing Plan also authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers of up to 0.25% of the average daily net assets attributable to the Class A shares, Class C shares, Investor Class shares, Class I1 shares, Class I2 shares, Class R1 shares and Class R2 shares, respectively (this fee is referred to as the “Shareholder Servicing Fee”). However, as of May 31, 2020, these Shareholder Servicing Fees were expensed at the following rates: 0.17% for the Investor Class shares of the Fund, 0.17% for the Class A shares of the Fund, 0.25% for the Class C shares of the Fund, 0.15% for the Class I1 shares of the Fund, 0.25% for the Class R1 shares of the Fund, and 0.10% for the Class R2 shares of the Fund. There is no Shareholder Servicing Fee for the Class Y shares. For those share classes that currently charge less than the maximum Shareholder Servicing Fee permitted under the Shareholder Servicing Plan, the Fund may increase such fee, but not beyond the maximum of 0.25%, only after providing affected shareholders with 30 days’ prior written notice. The following table details the Shareholder Servicing Plan fees paid for the year ended May 31, 2020.

Investor Class	$81,836
Class A	87,941
Class C	5
Class I1	688,071
Class R1	462
Class R2	32

(5)	Accounting, Custody, Administration and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the Fund’s accounting agent, custodian of the Fund’s investments and administrator of the Fund. For its services, the Fund pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Fund, along with transactional and out-of-pocket fees.

UMB Fund Services, Inc. (“UMB”) is the Fund’s transfer and dividend disbursing agent. UMB receives a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of the Fund, and is reimbursed for certain out-of-pocket expenses.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2020 (Unaudited)

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	For The Six Months Ended May 31, 2020		For The Year Ended November 30, 2019
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	126,036	$5,813,087	291,192	$13,813,435
Class A	387,567	16,958,117	743,884	33,933,212
Class C(1)	664	25,272	—	—
Class I1	4,673,640	206,330,318	5,637,445	258,925,630
Class R1	979	45,285	3,043	134,409
Class R2	103	4,794	1,226	60,414
Class Y	723,955	35,000,878	41,229	1,890,373

Issued in reinvestment of dividends and distributions
Investor Class	81,627	4,087,043	184,024	8,045,556
Class A	66,300	3,295,870	129,260	5,613,764
Class I1	443,985	22,217,030	633,698	27,692,554
Class I3(2)	—	—	5	200
Class S(2)	—	—	5	199
Class Y	12,548	628,278	20,421	892,627

Payments for shares redeemed
Investor Class	(640,558)	(25,981,654)	(963,854)	(44,049,206)
Class A	(617,474)	(24,371,576)	(1,057,875)	(48,140,073)
Class I1	(6,738,629)	(272,897,820)	(5,259,898)	(238,860,176)
Class I3(2)	—	—	(69)	(3,040)
Class R1	(12,092)	(540,381)	(2,152)	(96,172)
Class R2	(104)	(4,651)	—	—
Class S(2)	—	—	(69)	(3,032)
Class Y	(162,540)	(5,907,751)	(43,396)	(2,027,184)

Total increase (decrease) in net assets from capital share transactions	(1,653,993)	$(35,297,861)	358,119	$17,823,490

(1)	Class C shares commenced operations on April 16, 2020.
(2)	Class I3 shares and Class S shares liquidated at the close of business on March 22, 2019.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2020 were $248,431,840 and $341,061,290, respectively. There were no purchases or sales of U.S. government securities for the Fund.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2020 (Unaudited)

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2020, National Financial Services LLC, for the benefit of its customers, held 50.42% of oustanding shares of the Investor Class. At May 31, 2020, Wells Fargo Clearing Services, for the benefit of its customers, held 78.08% of oustanding shares of Class C. At May 31, 2020, Merrill Lynch Pierce Fenner & Smith, for the benefit of its customers, held 45.20%, 100%, and 100% of outstanding shares of Class I1, Class R1 and Class R2, respectively.

(9)	Principal Risks

General	Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of the assets owned by the Fund may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original amount invested.

The Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market	and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which the Fund invests in unforeseen ways. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity	Investments Risks

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2020 (Unaudited)

company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

(10)	Subsequent Event

The Fund has engaged UMB Distribution Services, LLC to serve as the Fund’s principal distributor, effective as of June 1, 2020.

Management has evaluated the possibility of subsequent events through the date of issuance and determined that there are no additional material events that would require adjustment to or disclosure in the Fund’s financial statements.

SMEAD VALUE FUND

Notice of Privacy Policies and Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SMEAD VALUE FUND

Additional Information

(Unaudited)

Tax Information

For the year ended November 30, 2019, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Statement Regarding Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, Smead Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Smead Value Fund (the “Fund”) and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has appointed Smead Capital Management, Inc., the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to the Liquidity Risk Management Committee. The Program Administrator is required to provide an annual report to the Board regarding the adequacy and effectiveness of the Program and any material changes to the Program.

On April 21, 2020, the Board reviewed the Program Administrator’s annual written report for the period May 7, 2019 (adopt of the Program) through March 31, 2020 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator uses an affiliate of State Street Bank, a third party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to primarily hold highly liquid investments and the Fund will be considered a “primarily highly liquid fund” (as defined in the Program) and can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum (“HLIM”) for the Fund and to adopt policies and procedures for responding to a HLIM shortfall. The Report also noted that the Fund did not hold any illiquid investments and the Trust was not required to file Form N-LIQUID during the review period. The Report noted that no material changes had been made to the Program since the Board’s last approval of the Program and no changes were warranted to the Program at such time.

The Program Administrator concluded that the Fund has been able to meet redemption needs in all market conditions during the review period without significant dilution to the Fund’s remaining investors. The Program Administrator determined that the Program is operating effectively.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against

SMEAD VALUE FUND

Additional Information (Continued)

(Unaudited)

the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-807-4122.

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Gregory A. Demopulos Age: 61	Trustee	Indefinite Term (since September 2014).	1	Chairman and CEO, Omeros Corp. (biopharmaceutical company) (since 1994).	Director, Onconome, Inc. (2004 to 2017).

Peter M. Musser Age: 63	Trustee	Indefinite Term (since September 2014).	1	Principal, Angeline Properties, LLC (a private investment firm) (since 2014); and Principal and Senior Equity Portfolio Manager with Rainier Investment Management (from 1994 to 2013).	Trustee, Lawrence University (since 2012); Trustee, Berry College (since 2010); and Director, Boys and Girls Clubs of King County (2008 to 2016).

Walter F. Walker Age: 65	Trustee	Indefinite Term (since September 2014).	1	Principal, Hana Road Capital LLC (hedge fund) (since 2007).	Advisory Council, Stone Arch Capital (since 2005); and Independent Director, Atlas Financial Holdings, Inc. (since 2017).

SMEAD VALUE FUND

Additional Information (Continued)

(Unaudited)

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Nancy A. Zevenbergen Age: 60	Trustee	Indefinite Term (since September 2014).	1	Principal and Chief Investment Officer, Zevenbergen Capital Investments LLC (since 1987).	Director, Seattle Pacific Foundation (since 1993); Director, Anduin Foundation (since 2010); Director, University of Washington Foster School of Business (since 2014); and Director, evenstar3 Inc. (since 2005).

Interested Trustees and Officers

William W. Smead[1] Age: 61	Trustee and Chairman	Indefinite Term (since September 2014).	1	Chief Investment Officer of the Adviser (since 2007); Chief Executive Officer of the Adviser (from 2007 to 2019); and President and Chief Executive Officer of the Trust (from September 2014 to January 2016).	None.

Cole W. Smead[1] Age: 36	Trustee President and Chief Executive Officer	Indefinite Term (since September 2014). Elected annually (since January 2016).	1	President of the Adviser (since 2020); Managing Director of the Adviser (from 2007 to 2019).	Director and Chairman, Smead Funds S.A. (since 2015).

SMEAD VALUE FUND

Additional Information (Continued)

(Unaudited)

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Steven J. LeMire Age: 50	Chief Compliance Officer Treasurer, Principal Financial and Accounting Officer	Elected annually (since September 2014). Elected annually (since January 2016).	N/A	Chief Compliance Officer of the Adviser (since 2014).	N/A

Matthew K. Brudvik Age: 35	Secretary	Elected annually (since November 2017).	N/A	Director – US Client Service of the Adviser (since 2018); Vice President – Sales of the Adviser (from 2013 to 2018).	N/A

[1]

Mr. William Smead and Mr. Cole Smead are each deemed to be an “interested person” of the Fund under the 1940 Act because of their positions with Smead Capital Management, Inc. Mr. William Smead and Mr. Cole Smead are father and son, respectively.

The Trustees are subject to retirement after the end of the calendar year in which they attain the age of 72.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the Fund’s Form N-PORT report on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-807-4122 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc. 2777 East Camelback Road Suite 375 Phoenix, AZ 85016

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue Suite 800 Cleveland, Ohio 44115

Custodian, Fund Accountant and Fund Administrator	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

Transfer Agent	UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212

Distributor	UMB Distribution Services, LLC 235 West Galena Street Milwaukee, WI 53212

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the Report to Shareholders under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended May 31, 2020, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by the Act and under the Securities Exchange Act of 1934.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

3

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smead Funds Trust

By: /s/ Cole W. Smead
Cole W. Smead
President
(Principal Executive Officer)

Date: July 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Cole W. Smead
Cole W. Smead
President
(Principal Executive Officer)

Date: July 30, 2020

By: /s/ Steven J. LeMire
Steven J. LeMire
Treasurer
(Principal Financial Officer)

Date: July 30, 2020